LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2021	2020
Deferred financing costs, net	$35,987	$44,033
Deferred rent assets	30,647	34,311
Advance payments for construction costs	27,993	59,564
Long-term prepayments	24,978	49,648
Other long-term assets and other	23,677	58,209
Deposits for acquisition of property and equipment	20,332	11,687
Other deposits	11,581	13,984
Input value-added tax, net	1,947	13,172
Long-term casino accounts receivables, net of allowances for credit losses of $14,989 and $16,517	—	—

Long-term prepayments, deposits and other assets	$177,142	$284,608